Income Taxes - Additional Information (Detail) - JPY (¥) ¥ in Millions	6 Months Ended
	Sep. 30, 2025	Sep. 30, 2024
Income Taxes [Line Items]
Net operating loss carryforwards	¥ 400,000
Unrecognized Tax Benefits	¥ 5,342
Statutory tax rate	30.62%	30.62%
Effective tax rate	23.93%	29.42%